Balance Sheet Information	3 Months Ended
Sep. 30, 2014
Balance Sheet Information
Balance Sheet Information

(3) Balance Sheet Information

The following tables provide details of selected consolidated balance sheet items:

Activity in the allowance for doubtful accounts was as follows:

Balance at June 30, 2014	$126
Charged to expense	42
Write-offs	(5)
Balance at September 30, 2014	$163

Capitalized software and accumulated amortization were as follows:

	June 30,	September 30,
	2014	2014
Internally developed software	$19,863	$20,937
Accumulated amortization	(14,770)	(15,363)
Capitalized software, net	$5,093	$5,574

Amortization of capitalized internal-use software costs is included in Cost of Revenues-Recurring Revenues and amounted to $605 and $593 for the three months ended September 30, 2013 and 2014, respectively.

Property and equipment consist of the following:

	June 30,	September 30,
	2014	2014
Office equipment	$1,449	$1,631
Computer equipment	7,726	9,310
Furniture and fixtures	2,317	2,357
Software	4,963	4,978
Leasehold improvements	6,059	6,106
Time clocks rented by clients	2,360	2,460
	24,874	26,842
Accumulated depreciation	(11,749)	(12,804)
Property and equipment, net	$13,125	$14,038

Depreciation expense amounted to $786 and $1,148 for the three months ended September 30, 2013 and 2014, respectively.

The components of accrued expenses were as follows:

	June 30,	September 30,
	2014	2014
Accrued payroll and personnel costs	$8,781	$8,756
Current portion of deferred rent	577	624
Other	1,386	1,397
Total accrued expenses	$10,744	$10,777

Intangible assets consist of the following:

	June 30, 2014	September 30, 2014	Weighted Average Useful Life
Client relationships	$6,180	$6,180	9 years
Non-solicitation agreement	220	220	3 years
Total	6,400	6,400
Accumulated amortization	(80)	(270)
Intangible assets, net	$6,320	$6,130

There was no amortization expense for acquired intangible assets for the three months ended September 30, 2013.  Amortization expense for acquired intangible assets was $190 for the three months ended September 30, 2014.